FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended:  March 31, 2010

                          Check here if Amendment [X]:

                       This Amendment (Check only one.):

                              [X] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden


                        Form 13F File Number: 028-03431
                        -------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Mr. Michael Oporto              Mr. Stephen Campe

Title:                 Attorney-in-Fact                Attorney-in-Fact

Phone:                 (212) 515-9000                  (212) 515-9000

Signature, Place, and Date of Signing

/s/ Michael Oporto          New York, New York          August 26, 2010
------------------          ------------------          ------------------
[Signature]                 [City, State]               [Date]

/s/ Stephen Campe           New York, New York          August 26, 2010
------------------          ------------------          ------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                  ---

Form 13F Information Table Entry Total:            32
                                                  ---

Form 13F Information Table Value Total:       $201,289 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                                March 31, 2010


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ACHILLION PHARMACEUTICALS
  INC.                      COM         00448Q201    $4,347    1,569,214  SH         DEFINED           1,569,214
AMERISOURCEBERGEN CORP.     COM         03073E105    $2,314       80,000  SH         DEFINED              80,000
APPLIED MATERIALS INC       COM         038222105    $5,387      400,000  SH         DEFINED             400,000
BEAZER HOMES USA INC        COM         07556Q105    $2,695      593,600  SH         DEFINED             593,600
CISCO SYSTEMS INC.          COM         17275R102    $1,171       45,000  SH         DEFINED              45,000
CITIGROUP INC.              COM         172967101    $7,290    1,800,000  SH         DEFINED           1,800,000
CONSTANT CONTACT            COM         210313102   $12,543      539,000  SH         DEFINED             539,000
CTC MEDIA INC.              COM         12642X106    $2,523      146,488  SH         DEFINED             146,488
DELL INC.                   COM         24702R101    $6,008      400,000  SH         DEFINED             400,000
DRESSER-RAND GROUP INC.     COM         261608103    $6,302      200,558  SH         DEFINED             200,558
DRYSHIPS INC.               SHS         Y2109Q101    $2,920      500,000  SH         DEFINED             500,000
ENSCO INTERNATIONAL PLC     SPONSORED
                            ADR         29358Q109    $4,478      100,000  SH         DEFINED             100,000
FREEPORT-MCMORAN COPPER
  & CO.                     COM         35671D857    $8,354      100,000  SH         DEFINED             100,000
HALLIBURTON CO.             COM         406216101    $7,533      250,000  SH         DEFINED             250,000
ISTA PHARMACEUTICALS        COM NEW     45031X204    $8,177    2,009,000  SH         DEFINED           2,009,000
KENNAMETAL INC.             COM         489170100    $4,218      150,000  SH         DEFINED             150,000
MEDTRONIC INC.              COM         585055106    $2,071       46,000  SH         DEFINED              46,000
MICROSOFT                   COM         594918104   $11,715      400,000  CALL       DEFINED             400,000
MORGAN STANLEY              COM NEW     617446448    $7,176      245,000  SH         DEFINED             245,000
NASDAQ OMX GROUP INC.       COM         631103108   $48,798    2,310,500  SH         DEFINED           2,310,500
NATIONAL BANK OF            SPONSORED
  GREECE S.A.               ADR         633643408    $2,718      667,697  SH         DEFINED             667,697
NATIONAL OILWELL VARCO
  INC.                      COM         637071101    $3,044       75,000  SH         DEFINED              75,000
NUCOR CORP                  COM         670346105    $3,177       70,000  SH         DEFINED              70,000
OPEN JT STK CO-VIMPEL       SPONSORED
  COMMUN                    ADR         68370R109    $6,870      373,186  SH         DEFINED             373,186
ORACLE CORP                 COM         68389X105    $6,428      250,000  SH         DEFINED             250,000
SANTARUS, INC.              COM         802817304    $4,185      778,007  SH         DEFINED             778,007
SCHEIN HENRY INC.           COM         806407102    $1,178       20,000  SH         DEFINED              20,000
STRYKER CORP                COM         863667101    $3,777       66,000  SH         DEFINED              66,000
TERADYNE INC                COM         880770102    $1,710      153,103  SH         DEFINED             153,103
THOMAS WEISEL PARTNERS
  GROUP INC                 COM         884481102      $148       37,661  SH         SOLE                 37,661
VARIAN MEDICAL SYSTEM
  INC.                      COM         92220P105    $5,810      105,000  SH         DEFINED             105,000
WELLS FARGO & CO. NEW       COM         949746101    $6,224      200,000  SH         DEFINED             200,000





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